Note 1 - Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2013
Notes
Note 1 - Organization and Basis of Presentation

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization, History and Business

MineralRite Corporation (“the Company”) was incorporated in Nevada on October 22, 1996 under its original name PSM Corp.  The Company changed its emphasis to the exploration and development of natural resources and on November 23, 2005 changed its name to Royal Quantum Group, Inc. On October 18, 2012, the Company again changed its name from Royal Quantum Group, Inc. to MineralRite Corporation. On August 31, 2012, the Company declared a 50-for-1 reverse stock split of its common stock. All references in the accompanying financials to the number of shares outstanding and per-share amounts have been restated to reflect this stock split.

On March 1, 2013, the Company acquired 100% of the total shares outstanding of Goldfield International, Inc. (“Goldfield”) in exchange for issuing 2,000,000 shares of its common stock. The acquisition was based the fair value of the shares issued amounting to $900,000. The accompanying unaudited condensed financial statements include the accounts and balances of the Company and also of Goldfield since the date of its acquisition. Goldfield is in the business of manufacturing gold mining equipment.

On April 24, 2013, the Company entered into a joint venture agreement with CSI Export and Import (“CSI”) to mine copper ore on leased acreage in Chiapas, Mexico. For $100,000, the Company acquired a 50% in the joint venture which has a 25% participation interest in the production and sale of the indicated copper ore. The Company accounts for its investment in with CSI under the equity method pursuant to ASC Topic 323-30.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial position of the Company as of June 30, 2013, and the results of its operations and cash flows for the three and six months ended June 30, 2013 and 2012. Certain information and footnote disclosures normally included in financial statements have been condensed or omitted pursuant to rules and regulations of the U.S. Securities and Exchange Commission (the “Commission”). The Company believes that the disclosures in the unaudited condensed consolidated financial statements are adequate to make the information presented not misleading. However, the unaudited condensed consolidated financial statements included herein should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31 2012 filed with the Commission on April 16, 2013.

Going Concern

The Company’s unaudited consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business.  The Company has incurred substantial losses from operations and has a working capital deficit, which history and circumstance raise substantial doubt as to the Company’s ability to continue as a going concern. For the six months ended June 30, 2013, the Company had a net loss of $(766,422) and accumulated deficit of $7,032,453. The Company has raised sufficient funds through the private sale of participating units to acquire working interests in nine oil and gas wells. Six of the wells are currently producing as of June 30, 2013.  Total gross revenue generated from these six wells during the six months ended June 30, 2013 amounted to $85,885.  In addition, the Company on March 1, 2013 acquired Goldfield International, Inc. which had net sales for the four months ended June 30, 2013 of $194,490 and gross profit during the four month period of $18,865.  The net revenue generated from current operations in not sufficient to pay Company debts currently due or to fund future operations. The Company is seeking to raise additional funds; however, there is no assurance that the necessary funds will be raised or even if the funds are raised, that the funds received will be to sufficient to fund future operations until such time that the Company’s operations become profitable. Until such time as funding is obtained and/or positive results from operations materialize, doubt about the Company’s ability to continue as a going concern may remain.